Annual Requirements For Retirement Of The Capital Lease Obligations (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Capital Leases Future Minimum Payments [Line Items]
2013	$ 74,321
2014	31,687
2015	18,445
Total Minimum Lease Payments	124,453
Less: Amount Representing Interest	(27,168)
Present Value of Minimum Lease Payments	$ 97,285	$ 136,684